EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of issued and outstanding capital

	December 31, 2024		December 31, 2023

	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	37,626,427	120,000,000	33,242,189

b.	Movement in share capital:

	Number of shares	NIS par value
Balance as of January 1, 2024	33,242,189	1,329,687
Vesting of RSU	134,357	5,374
Exercise of share options	42,391	1,696
Issue of shares	4,207,490	168,300

Balance of December 31, 2024	37,626,427	1,505,057

Schedule of issued and outstanding capital

	Number of shares	NIS par value
Balance as of January 1, 2024	33,242,189	1,329,687
Vesting of RSU	134,357	5,374
Exercise of share options	42,391	1,696
Issue of shares	4,207,490	168,300

Balance of December 31, 2024	37,626,427	1,505,057